Group assets and liabilities by business type - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash	$ 1,878	$ 1,902
Cash equivalents	3,636	5,268
Cash and cash equivalents	5,514	7,170
Held by the Group's holding and non-regulated entities and available for general use	1,809	3,729
Other funds not available for general use by the Group, including funds held for the benefit of policyholders	$ 3,705	$ 3,441
USD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	45.00%	59.00%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	11.00%	7.00%
HKD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	5.00%	3.00%
SGD
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	5.00%	3.00%
MYR
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	14.00%	9.00%
Other currencies
Cash and cash equivalents
Percentage of cash and cash equivalents held in respective currencies	20.00%	19.00%